Cover Page	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Document Fiscal Year Focus	2026
Entity Registrant Name	Perfect Corp.
Amendment Flag	false
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001899830
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2026